Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of weighted average grant date fair value of options granted
	Twelve Months Ended December 31,
	2021	2020
Expected Volatility	65%	65%
Expected Dividend	—	—
Expected Term in Years	6.08	6.08
Expected Forfeitures	—%	—%
Risk Free Interest Rate	0.59% – 0.67%	0.34% – 1.47%

Schedule of represents activity within the 2021 Plan
Type	Vesting Conditions	Units Granted	Weighted Average Grant Date Fair Value	Weighted Average Strike Price
Restricted Stock Unit	Service-based	10,990,884	$2.42	n/a
Performance Stock Unit	Service and performance-based	2,492,919	$2.69	n/a
Performance Stock Unit	Service and market-based	9,303,278	$0.92	n/a
Options	Service-based	822,631	$2.07	$1.14

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding at December 31, 2020	35,453,516	$0.38	8.1 Years	$266,548
Options granted	6,524,723	2.57
Options exercised	(2,062,803)	0.34		$(13,268)
Options forfeited	(539,915)	0.93
Options expired	(1,916,974)	0.20
Options outstanding at December 31, 2021	37,458,547	$0.80	7.6 Years	$121,108
Exercisable at December 31, 2021	17,764,012	0.36	6.8 Years	$65,265
Unvested at December 31, 2021	19,694,535	$1.19